FINANCIAL RISK MANAGEMENT - Net Income and Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	$ 355.7	$ 256.6
Other comprehensive income (loss)	43.3	(13.9)
USD/CDN | Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	4.6	(3.3)
Other comprehensive income (loss)	(17.3)	(10.6)
EUR/CDN | Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	0.6	0.2
Other comprehensive income (loss)	(1.6)	(0.8)
GBP/CDN | Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	(0.3)	(0.5)
Other comprehensive income (loss)	$ (1.6)	$ (1.7)